OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of Revenues and Operating Loss by Segments

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2022

Revenues	$876	$72	$513	$214	$1,675

Operating loss	$(12,256)	$(220)	$(8,875)	$(5,590)	$(26,941)

Net financing expenses					$(2,813)

Loss before taxes on income					$(29,754)

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2021

Revenues	$628	$40	$183	$79	$930

Operating loss	$(12,248)	$(169)	$(10,087)	$(8,449)	$(30,953)

Net financing income					$521

Loss before taxes on income					$(30,432)

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2020

Revenues	$862	$33	$75	$70	$1,040

Operating loss	$(8,687)	$(333)	$(4,669)	$(11,125)	$(24,814)

Net financing expenses					$(1,360)

Loss before taxes on income					$(26,174)

Schedule of Major Customers
	Year ended December 31,
	2022	2021	2020

Customer A (subsidiary shareholder)	48%	35%	48%
Customer B	-	20%	17%
Customer C	26%	17%	-

Schedule of Geographical Information
	Year ended December 31,
	2022	2021	2020

United States	51%	56%	65%
Israel	45%	38%	22%
Brazil	-	2%	11%
Other	4%	4%	2%

	100%	100%	100%

Schedule of Percentage of Non-Current Assets
	December 31,
	2022	2021	2020

United States	79%	81%	82%
Israel	21%	19%	18%

	100%	100%	100%